Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2019
Disclosure Significant Accounting Policies [Line Items]
Transition effects of the initial application of IFRS 16 accounting standard

Note 1 Summary of significant accounting policies (continued)

b) Changes in accounting policies, comparability and other adjustments

New or amended accounting standards

Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform)

In September 2019, the IASB issued Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7, enabling hedge accounting to continue during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. The amendments are mandatorily effective from 1 January 2020, with early adoption permitted, and apply to hedge relationships that exist at the beginning of the reporting period or are designated thereafter, and to the gains or losses that exist in OCI on adoption. As permitted by the transitional provisions, UBS early adopted the revisions in 2019. Adopting these amendments allows UBS to maintain its existing hedge accounting relationships and to assume that the current benchmark rates will continue to exist, such that the hedge relationships are considered highly effective on a retrospective and prospective basis, with no consequential impact on the financial statements. Further, the amendments bring in additional disclosure requirements on the effects arising from the change in interest rate benchmarks, which are presented in Note 28.

IFRS 16, Leases

Effective from 1 January 2019, UBS adopted IFRS 16, Leases, which replaced IAS 17, Leases, and sets out the principles for the recognition, measurement, presentation and disclosure of leases.

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.5 billion increase in both total assets and total liabilities in UBS’s consolidated financial statements. The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity.

→Refer to the tables below and on the following page, and Note 2 for more information

UBS applied the following practical expedients that are permitted on transition to IFRS 16 where UBS is a lessee in a lease previously classified as an operating lease:

–to not reassess whether or not a contract contained a lease;

–to rely on previous assessments of whether such contracts were considered onerous;

–to rely on previous sale-and-leaseback assessments;

–to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised;

–to discount lease liabilities using the Group’s incremental borrowing rate in each currency as of 1 January 2019;

–to initially measure the RoU asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances, such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and

–to not apply IFRS 16 to leases the remaining term of which will end within 12 months from the transition date.

The measurement of leases previously classified as finance leases where UBS acts as a lessee has not changed on transition to IFRS 16. Similarly, UBS has made no adjustments where UBS acts as a lessor, in either a finance or operating lease, of physical assets it owns. Where UBS acts as an intermediate lessor, i.e., where UBS enters into a head lease and sub-leases the asset to a third party, the sub-lease has been classified as either a finance or operating lease based primarily on whether the sub-lease term consumes the majority of the remaining useful life of the RoU asset arising from the head lease as of the transition date.

The following table reconciles the obligations in respect of operating leases as of 31 December 2018 to the opening lease liabilities recognized on 1 January 2019.

Reconciliation between operating lease commitments disclosed under IAS 17 and lease liabilities recognized under IFRS 16
USD million
Total undiscounted operating lease commitments as of 31 December 2018	4,688
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	403
Total undiscounted lease payments	4,777
Discounted at a weighted average incremental borrowing rate of 3.07%	(744)
IFRS 16 transition adjustment	4,033
Finance lease liabilities as of 31 December 2018	24
Carrying amount of total lease liabilities as of 1 January 2019	4,057

The following table provides details about the determination of RoU assets on transition.

Determination of RoU assets on transition
USD million	Carrying amount
Recognition of gross RoU assets upon adoption of IFRS 16 (IFRS 16 transition adjustment)	4,033
Offset by liabilities recognized as of 31 December 2018	(521)
of which: other non-financial liabilities (lease incentives)	(204)
of which: other financial liabilities measured at amortized cost (rent accruals)	(185)
of which: provisions (onerous lease provisions)	(132)
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019[1]	3,512
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets	43
of which: other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)	24
of which: other non-financial assets (prepaid rent)	19
Reclassification of finance lease receivables from sub-leases to other financial assets measured at amortized cost resulting in a reduction of RoU assets	(176)
Total RoU assets as of 1 January 2019 presented within Property, equipment and software	3,378
1 Total liabilities increased by the same amount upon adoption of IFRS 16.

Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. Finance lease receivables are included within Other financial assets measured at amortized cost. Due to the practical expedients taken on transition, there was no effect on equity. The weighted average lease term on 1 January 2019 was approximately nine years.

The 2019 depreciation expense for RoU assets, which is presented within Depreciation and impairment of property, equipment and software, was USD 487 million. The 2019 interest expense on lease liabilities, which is presented within Interest expense from financial instruments measured at amortized cost, was USD 122 million. Occupancy expenses, which are presented within General and administrative expenses, decreased by USD 533 million between 2018 and 2019, which primarily reflected the adoption of IFRS 16. The full year effect of the application of IFRS 16 was a net decrease in profit before tax of approximately USD 60 million.

IFRIC 23, Uncertainty over Income Tax Treatments

Effective from 1 January 2019, UBS adopted IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

Upon adoption of IFRIC 23 on 1 January 2019, UBS recognized a net tax expense of USD 11 million in retained earnings.

Amendments to IAS 19, Employee Benefits

Effective from 1 January 2019, UBS adopted amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the accounting requirements for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019. Adoption on 1 January 2019 had no effect on the Group’s financial statements.

Annual Improvements to IFRS Standards 2015–2017 Cycle

Effective from 1 January 2019, UBS adopted Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs. Adoption of these amendments on 1 January 2019 had no material effect on the Group’s financial statements.

Other changes to accounting policies

Other changes to presentation or segment reporting

Presentation of dividend income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2019, UBS refined the presentation of dividend income and expense. This resulted in a reclassification of dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss (prior to 1 January 2019: Other net income from fair value changes on financial instruments). The change aligns the presentation of dividends with related fair value changes from equity instruments and economic hedges, removing volatility that has historically arisen within both Net interest income and Other net income from financial instruments measured at fair value through profit or loss. There is no effect on Total operating income or Net profit / (loss). Prior periods have been restated for this presentational change and the effect on the respective reporting lines is outlined in the table below.

Changes to the presentation of dividend income and expense from financial instruments measured at fair value through profit or loss
	For the year ended
USD million	31.12.18	31.12.17
Interest income from financial instruments measured at fair value through profit or loss	(2,308)	(1,762)
Interest expense from financial instruments measured at fair value through profit or loss	1,331	1,190
Net interest income	(976)	(572)
Other net income from financial instruments measured at fair value through profit or loss	976	572

Changes to Corporate Center

As of 1 January 2019, UBS has operationally combined Group Treasury activities with Group ALM and calls this combined unit Group Treasury.

In order to further align Group and divisional performance, UBS adjusted the methodology for the allocation of Group Treasury and Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS updated its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes became effective as of 1 January 2019 and prior-period segment information has been restated. Together, these changes decreased the operating results of the business divisions and thereby increased their adjusted cost / income ratios 1–2 percentage points, with an offsetting effect of USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax. Corporate Center has retained funding costs for deferred tax assets, costs relating to UBS’s legal entity transformation program and other costs not attributable to, or representative of the performance of, the business divisions.

Alongside the update to allocations and UBS’s funds transfer pricing framework, the Group has increased the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in USD 223 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions.

Further, due to the aforementioned changes to UBS’s methodology for allocating funding costs and expenses and a substantial reduction in the size and resource consumption of the various Corporate Center units, UBS provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Treasury and Non-core and Legacy Portfolio, in compliance with IFRS 8, Operating Segments. Prior-period information has been restated.

→Refer to Note 2 for more information

c) International Financial Reporting Standards and Interpretations to be adopted in 2020 and later and other changes

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Effective 1 January 2020, UBS will adopt the hedge accounting requirements of IFRS 9, Financial Instruments for most of its existing hedge accounting programs, including fair value hedges of interest rate risk related to debt instruments, cash flow hedges of forecast transactions and hedges of net investments in foreign operations. As permitted by IFRS 9, UBS will continue to account for its fair value hedges of portfolio interest rate risk related to loans under IAS 39, Financial Instruments: Recognition and Measurement.

IFRS 9’s hedge accounting model further aligns accounting with risk management practices, amends hedge effectiveness requirements and prohibits voluntary de-designations. IFRS 9 permits certain additional hedged items, including layer components, net positions, or aggregated exposures, such as a combination of a non-derivative and derivative, to be designated. IFRS 9 also introduces the concept of “cost of hedging,” under which the time value of options, the forward element of a forward contract or foreign currency basis spreads in a cross-currency swap can be deferred in other comprehensive income and, depending on the nature of the hedged transaction, released to the income statement either when the hedged item impacts the income statement or over the term of the hedged item.

The adoption of these requirements will have no consequential financial impact on UBS’s financial statements. However, the adoption will allow UBS to designate more effective hedge accounting relationships going forward, including fair value hedges of foreign currency risk using cross-currency swaps, and reduce income statement volatility caused by foreign currency basis spreads.

Conceptual Framework

In March 2018, the IASB issued a revised version of its Conceptual Framework for Financial Reporting (the Framework). The Framework sets out the fundamental concepts of financial reporting and will be used by the IASB in developing IFRS standards. Preparers use the Framework as a point of reference to develop accounting policies in rare instances where a particular business transaction is not covered by existing IFRS standards.

The adoption of the Framework by UBS on 1 January 2020 will have no effect on the Group’s financial statements.

Amendments to IFRS 3, Business Combinations

In October 2018, the IASB issued Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business, with the objective of assisting in the determination of whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments apply to transactions with an acquisition date on or after 1 January 2020. The adoption of these amendments on 1 January 2020 will have no effect on the Group’s financial statements.

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts, which sets out the accounting requirements for contractual rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from 1 January 2021; however, as part of the targeted amendments to IFRS 17, the IASB is considering delaying the mandatory implementation date by one year. UBS is assessing the standard, but does not expect it to have a material effect on the Group’s financial statements.

UBS AG
Disclosure Significant Accounting Policies [Line Items]
Transition effects of the initial application of IFRS 16 accounting standard

Note 1 Summary of significant accounting policies (continued)

b) Changes in accounting policies, comparability and other adjustments

New or amended accounting standards

Amendments to IAS 39, IFRS 9 and IFRS 7 (Interest Rate Benchmark Reform)

In September 2019, the IASB issued Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7, enabling hedge accounting to continue during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. The amendments are mandatorily effective from 1 January 2020, with early adoption permitted, and apply to hedge relationships that exist at the beginning of the reporting period or are designated thereafter, and to the gains or losses that exist in OCI on adoption. As permitted by the transitional provisions, UBS AG early adopted the revisions in 2019. Adopting these amendments allows UBS AG to maintain its existing hedge accounting relationships and to assume that the current benchmark rates will continue to exist, such that the hedge relationships are considered highly effective on a retrospective and prospective basis, with no consequential impact on the financial statements. Further, the amendments bring in additional disclosure requirements on the effects arising from the change in interest rate benchmarks, which are presented in Note 28.

IFRS 16, Leases

Effective from 1 January 2019, UBS AG adopted IFRS 16, Leases, which replaced IAS 17, Leases, and sets out the principles for the recognition, measurement, presentation and disclosure of leases.

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS AG accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS AG is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS AG elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.4 billion increase in both total assets and total liabilities in UBS AG’s consolidated financial statements.

The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity.

→Refer to the tables below and on the following page, and Note 2 for more information

UBS AG applied the following practical expedients that are permitted on transition to IFRS 16 where UBS AG is a lessee in a lease previously classified as an operating lease:

–to not reassess whether or not a contract contained a lease;

–to rely on previous assessments of whether such contracts were considered onerous;

–to rely on previous sale-and-leaseback assessments;

–to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised;

–to discount lease liabilities using the UBS AG’s incremental borrowing rate in each currency as of 1 January 2019;

–to initially measure the RoU asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances, such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and

–to not apply IFRS 16 to leases the remaining term of which will end within 12 months from the transition date.

The measurement of leases previously classified as finance leases where UBS AG acts as a lessee has not changed on transition to IFRS 16. Similarly, UBS AG has made no adjustments where UBS AG acts as a lessor, in either a finance or operating lease, of physical assets it owns. Where UBS AG acts as an intermediate lessor, i.e., where UBS AG enters into a head lease and sub-leases the asset to a third party, the sub-lease has been classified as either a finance or operating lease based primarily on whether the sub-lease term consumes the majority of the remaining useful life of the RoU asset arising from the head lease as of the transition date.

The following table reconciles the obligations in respect of operating leases as of 31 December 2018 to the opening lease liabilities recognized on 1 January 2019

Reconciliation between operating lease commitments disclosed under IAS 17 and lease liabilities recognized under IFRS 16
USD million
Total undiscounted operating lease commitments as of 31 December 2018	4,546
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	424
Total undiscounted lease payments	4,657
Discounted at a weighted average incremental borrowing rate of 3.07%	(720)
IFRS 16 transition adjustment	3,937
Finance lease liabilities as of 31 December 2018	19
Carrying amount of total lease liabilities as of 1 January 2019	3,956

The following table provides details about the determination of RoU assets on transition.

Determination of RoU assets on transition
USD million	Carrying amount
Recognition of gross RoU assets upon adoption of IFRS 16 (IFRS 16 transition adjustment)	3,937
Offset by liabilities recognized as of 31 December 2018	(515)
of which: other non-financial liabilities (lease incentives)	(204)
of which: other financial liabilities measured at amortized cost (rent accruals)	(180)
of which: provisions (onerous lease provisions)	(131)
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019[1]	3,422
Reclassification of assets recognized as of 31 December 2018 as an addition to RoU assets	38
of which: other financial assets measured at amortized cost (finance lease assets recognized under IAS 17 as of 31 December 2018)	19
of which: other non-financial assets (prepaid rent)	19
Reclassification of finance lease receivables from sub-leases to other financial assets measured at amortized cost resulting in a reduction of RoU assets	(176)
Total RoU assets as of 1 January 2019 presented within Property, equipment and software	3,284
1 Total liabilities increased by the same amount upon adoption of IFRS 16.

Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. Finance lease receivables are included within Other financial assets measured at amortized cost. Due to the practical expedients taken on transition, there was no effect on equity. The weighted average lease term on 1 January 2019 was approximately nine years.

The 2019 depreciation expense for RoU assets, which is presented within Depreciation and impairment of property, equipment and software, was USD 463 million. The 2019 interest expense on lease liabilities, which is presented within Interest expense from financial instruments measured at amortized cost, was USD 118 million. Occupancy expenses, which are presented within General and administrative expenses, decreased by USD 510 million between 2018 and 2019, which primarily reflected the adoption of IFRS 16. The full year effect of the application of IFRS 16 was a net decrease in profit before tax of approximately USD 60 million.

IFRIC 23, Uncertainty over Income Tax Treatments

Effective from 1 January 2019, UBS AG adopted IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

Upon adoption of IFRIC 23 on 1 January 2019, UBS AG recognized a net tax expense of USD 11 million in retained earnings.

Amendments to IAS 19, Employee Benefits

Effective from 1 January 2019, UBS AG adopted amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the accounting requirements for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019. Adoption on 1 January 2019 had no effect on UBS AG’s financial statements.

Annual Improvements to IFRS Standards 2015–2017 Cycle

Effective from 1 January 2019, UBS AG adopted Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs. Adoption of these amendments on 1 January 2019 had no material effect on UBS AG’s financial statements.

Other changes to accounting policies

Other changes to presentation or segment reporting

Presentation of dividend income and expense from financial instruments measured at fair value through profit or loss

Effective from 1 January 2019, UBS AG refined the presentation of dividend income and expense. This resulted in a reclassification of dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss (prior to 1 January 2019: Other net income from fair value changes on financial instruments). The change aligns the presentation of dividends with related fair value changes from equity instruments and economic hedges, removing volatility that has historically arisen within both Net interest income and Other net income from financial instruments measured at fair value through profit or loss. There is no effect on Total operating income or Net profit / (loss). Prior periods have been restated for this presentational change and the effect on the respective reporting lines is outlined in the table below.

Changes to the presentation of dividend income and expense from financial instruments measured at fair value through profit or loss
	For the year ended
USD million	31.12.18	31.12.17
Interest income from financial instruments measured at fair value through profit or loss	(2,308)	(1,762)
Interest expense from financial instruments measured at fair value through profit or loss	1,331	1,190
Net interest income	(976)	(572)
Other net income from financial instruments measured at fair value through profit or loss	976	572

Changes to Corporate Center

As of 1 January 2019, UBS AG has operationally combined Group Treasury activities with Group ALM and calls this combined unit Group Treasury.

In order to further align Group and divisional performance, UBS AG adjusted the methodology for the allocation of Group Treasury and Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS AG updated its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes became effective as of 1 January 2019 and prior-period segment information has been restated. Together, these changes decreased the operating results of the business divisions and thereby increased their adjusted cost / income ratios 1–2 percentage points, with an offsetting effect of USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax. Corporate Center has retained funding costs for deferred tax assets, costs relating to UBS AG’s legal entity transformation program and other costs not attributable to, or representative of the performance of, the business divisions.

Alongside the update to allocations and UBS AG’s funds transfer pricing framework, UBS AG has increased the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in USD 223 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions.

Further, due to the aforementioned changes to UBS’s methodology for allocating funding costs and expenses and a substantial reduction in the size and resource consumption of the various Corporate Center units, UBS AG provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Treasury and Non-core and Legacy Portfolio, in compliance with IFRS 8, Operating Segments. Prior-period information has been restated.

→Refer to Note 2 for more information

c) International Financial Reporting Standards and Interpretations to be adopted in 2020 and later and other changes

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Effective 1 January 2020, UBS AG will adopt the hedge accounting requirements of IFRS 9, Financial Instruments for most of its existing hedge accounting programs, including fair value hedges of interest rate risk related to debt instruments, cash flow hedges of forecast transactions and hedges of net investments in foreign operations. As permitted by IFRS 9, UBS AG will continue to account for its fair value hedges of portfolio interest rate risk related to loans under IAS 39, Financial Instruments: Recognition and Measurement.

IFRS 9’s hedge accounting model further aligns accounting with risk management practices, amends hedge effectiveness requirements and prohibits voluntary de-designations. IFRS 9 permits certain additional hedged items, including layer components, net positions, or aggregated exposures, such as a combination of a non-derivative and derivative, to be designated. IFRS 9 also introduces the concept of “cost of hedging,” under which the time value of options, the forward element of a forward contract or foreign currency basis spreads in a cross-currency swap can be deferred in other comprehensive income and, depending on the nature of the hedged transaction, released to the income statement either when the hedged item impacts the income statement or over the term of the hedged item.

The adoption of these requirements will have no consequential financial impact on UBS AG’s financial statements. However, the adoption will allow UBS AG to designate more effective hedge accounting relationships going forward, including fair value hedges of foreign currency risk using cross-currency swaps, and reduce income statement volatility caused by foreign currency basis spreads.

Conceptual Framework

In March 2018, the IASB issued a revised version of its Conceptual Framework for Financial Reporting (the Framework). The Framework sets out the fundamental concepts of financial reporting and will be used by the IASB in developing IFRS standards. Preparers use the Framework as a point of reference to develop accounting policies in rare instances where a particular business transaction is not covered by existing IFRS standards.

The adoption of the Framework by UBS AG on 1 January 2020 will have no effect on its financial statements.

Amendments to IFRS 3, Business Combinations

In October 2018, the IASB issued Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business, with the objective of assisting in the determination of whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments apply to transactions with an acquisition date on or after 1 January 2020. The adoption of these amendments on 1 January 2020 will have no effect on its financial statements.

IFRS 17, Insurance Contracts

In May 2017, the IASB issued IFRS 17, Insurance Contracts, which sets out the accounting requirements for contractual rights and obligations that arise from insurance contracts issued and reinsurance contracts held. IFRS 17 is effective from 1 January 2021; however, as part of the targeted amendments to IFRS 17, the IASB is considering delaying the mandatory implementation date by one year. UBS AG is assessing the standard, but does not expect it to have a material effect on its financial statements.